Variable Interest Entities	Nov. 18, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
Note 15. Variable Interest Entities
There have been no significant changes regarding the entities the Companies consider VIEs as described in Note 15 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019.
Dominion Energy
At March 31, 2019 and December 31, 2018, Dominion Energy’s securities due within one year includes $29 million and $31 million, respectively, and long-term debt includes $301 million and $299 million, respectively, of debt issued by SBL Holdco, a VIE, net of issuance costs, that is nonrecourse to Dominion Energy and is secured by SBL Holdco’s interest in certain merchant solar facilities.
Virginia Power
Virginia Power has long-term power and capacity contracts with one
non-utility
generator with an aggregate summer generation capacity of approximately 218 MW. Virginia Power is not subject to any risk of loss from this potential VIE other than its remaining purchase commitments which totaled $159 million as of March 31, 2019. Virginia Power paid $13 million and $13 million for electric capacity and $1 million and $5 million for electric energy to the non-utility
generator in the three months ended March 31, 2019 and 2018, respectively.
Dominion Energy Gas
Dominion Energy Gas purchased shared services from DECGS and DEQPS of $4 million and $8 million for the three months ended March 31, 2019 and $4 million and $7 million for the three months ended March 31, 2018, respectively. Dominion Energy Gas’ Consolidated Balance Sheets included amounts due to DECGS and DEQPS of $5 million and $6 million at March
31
, 2019 and December 31, 2018, respectively.
Virginia Power and Dominion Energy Gas
Virginia Power and Dominion Energy Gas purchased shared services from DES, an affiliated VIE, of $89 million and $28 million for the three months ended March 31, 2019 and $89 million and $28 million for the three months ended March 31, 2018, respectively. Virginia Power’s Consolidated Balance Sheets included amounts due to DES of $22 million and $107 million
,
at March 31, 2019 and December 31, 2018, respectively recorded in payables to affiliates. At March 30, 2019 and December 31, 2018, Dominion Energy Gas’ Consolidated Balance Sheets included amounts due to DES of $8 million and $43 million, recorded in payables to affiliates, and $5 million and $18 million, recorded in current liabilities of discontinued operations, respectively.